ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS (Details Textual) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 29, 2009
Equity Method Investment, Ownership Percentage	49.00%	49.00%		23.00%
Other Liabilities, Current	$ 357,759	$ 547,646	$ 593,928
KPL [Member]
Equity Method Investment, Ownership Percentage		90.00%
DFLO [Member]
Equity Method Investment, Ownership Percentage		82.00%
TPL [Member]
Equity Method Investment, Ownership Percentage		88.00%
CPL [Member]
Equity Method Investment, Ownership Percentage		90.00%
C&S [Member]
Equity Method Investment, Ownership Percentage		100.00%
DLOG [Member]
Equity Method Investment, Ownership Percentage		88.00%